Financial Instruments (Schedule of Group's Interest-Bearing Financial Instruments) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2017	Dec. 31, 2016
Fixed rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 679	₪ 845
Financial liabilities	(3,440)	(4,069)
Financial assets liabilities	(2,761)	(3,224)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	₪ 221	₪ 500